DISCONTINUED OPERATION (Details) - Discontinued Operations [Member]	6 Months Ended
Jun. 30, 2025 USD ($)
DISCONTINUED OPERATION (Details) [Line Items]
Total loss from discontinued operation	$ 7,869,946
Nanjing Lucun Offset [Member]
DISCONTINUED OPERATION (Details) [Line Items]
Company realized a loss	7,851,720
Total loss from discontinued operation	$ 18,226